SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.   SUBSEQUENT EVENTS

On January 4, 2013, the Golden Future was redelivered from its time charter. The vessel then commenced a time charter for a minimum period of 11 months and a maximum period of 13 months at a market index based daily rate.

In January 2013, the Company issued 35,061 common shares and paid $181,610 to members of the Board of Directors and to the General Manager and the Dry Bulk Manager in settlement of the first and second tranches of the RSUs granted in December 2012 and December 2011, respectively, that vested on December 29, 2012. No amounts have been recorded in 2012 as the terms of settlement were not agreed as of December 31, 2012.

On January 24, 2013, the Board of Directors granted a total of 94,476 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies. These RSUs will vest over 3 years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

On February 5, 2013, the Board of Directors declared a cash distribution of $0.175 per share. The record date was February 20, 2013, the ex cash distribution was February 15, 2013 and the cash distribution was paid on March 6, 2013.

In March 2013, the Company agreed the sale of its final VLCC (the Mayfair) for scrap with expected delivery in the second quarter of 2013. The Company expects to record a loss of approximately $5.3 million in the first quarter of 2013.

In March 2013, the Company concluded two newbuilding contracts for 182,000 dwt Capesize bulk carriers with Japan Marine United Corporation ("JMU") in Japan. The design provided by JMU represents the next generation Capesize bulk carriers with the latest technology available in order to secure fuel efficiency. The vessels are expected to be delivered to us during 2015. As of the date of this annual report, we have paid $15.4 million in installments and have purchase commitments of $87.0 million relating to our two Capesize newbuilding contracts with expected payments of $5.1 million and $81.9 million in 2014 and 2015, respectively.